CONSOLIDATED INCOME STATEMENTS - USD ($) shares in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CONSOLIDATED INCOME STATEMENTS
Net sales		$ 14,868,860	$ 11,762,526	$ 6,521,207
Cost of sales		(8,668,915)	(7,087,739)	(4,611,602)
Gross profit		6,199,945	4,674,787	1,909,605
Selling, general and administrative expenses		(1,919,307)	(1,634,575)	(1,206,569)
Impairment charge			(76,725)	(57,075)
Other operating income		53,043	104,497	68,245
Other operating expenses		(17,273)	(104,709)	(6,697)
Operating income		4,316,408	2,963,275	707,509
Finance income		213,474	80,020	38,048
Finance cost		(106,862)	(45,940)	(23,677)
Other financial results		114,365	(40,120)	8,295
Income before equity in earnings of non-consolidated companies and income tax		4,537,385	2,957,235	730,175
Equity in earnings of non-consolidated companies		95,404	208,702	512,591
Income before income tax		4,632,789	3,165,937	1,242,766
Income tax		(674,956)	(617,236)	(189,448)
Income for the year		3,957,833	2,548,701	1,053,318
Attributable to:
Shareholders' equity		3,918,065	2,553,280	1,100,191
Non-controlling interests		39,768	(4,579)	(46,873)
Income for the year		$ 3,957,833	$ 2,548,701	$ 1,053,318
Earnings per share attributable to shareholders' equity during the year:
Weighted average number of outstanding ordinary shares (thousands) (in shares)		1,178,738	1,180,537	1,180,537
Basic earnings per share (U.S. dollars per share)		$ 3.32	$ 2.16	$ 0.93
Diluted earnings per share (U.S. dollars per share)		3.32	2.16	0.93
American Depositary Shares (“ADSs”)
Earnings per share attributable to shareholders' equity during the year:
Basic earnings per share (U.S. dollars per share)	[1]	6.65	4.33	1.86
Diluted earnings per share (U.S. dollars per share)	[1]	$ 6.65	$ 4.33	$ 1.86

[1]	Each ADS equals two shares.